Segment Information - Summary of Group's Revenues from External Customers by Major Products (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Revenue	₽ 402,074	₽ 265,454	₽ 287,153
Mining segments [member]
Disclosure of products and services [line items]
Revenue	110,791	70,881	83,517
Mining segments [member] | Coal and middlings [member]
Disclosure of products and services [line items]
Revenue	71,043	54,324	62,518
Mining segments [member] | Coke and chemical products [member]
Disclosure of products and services [line items]
Revenue	37,335	14,783	17,970
Mining segments [member] | Iron ore concentrate [member]
Disclosure of products and services [line items]
Revenue	651	413	1,179
Mining segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,762	1,361	1,850
Steel segments [member]
Disclosure of products and services [line items]
Revenue	262,500	166,885	174,850
Steel segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	4,024	3,779	5,236
Steel segments [member] | Long steel products [member]
Disclosure of products and services [line items]
Revenue	149,515	98,908	97,692
Steel segments [member] | Hardware [member]
Disclosure of products and services [line items]
Revenue	40,355	25,971	27,086
Steel segments [member] | Flat steel products [member]
Disclosure of products and services [line items]
Revenue	36,828	23,056	23,371
Steel segments [member] | Forgings and stampings [member]
Disclosure of products and services [line items]
Revenue	12,970	8,451	14,818
Steel segments [member] | Semi-finished steel products [member]
Disclosure of products and services [line items]
Revenue	6,361	181	137
Steel segments [member] | Ferrosilicon [member]
Disclosure of products and services [line items]
Revenue	7,418	3,159	3,229
Steel segments [member] | Steel pipes [member]
Disclosure of products and services [line items]
Revenue	5,029	3,380	3,281
Power segments [member]
Disclosure of products and services [line items]
Revenue	28,783	27,688	28,786
Power segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,640	1,382	1,756
Power segments [member] | Electricity [member]
Disclosure of products and services [line items]
Revenue	₽ 27,143	₽ 26,306	₽ 27,030